INCOME TAXES (Details) (USD $)	Nov. 30, 2014	Nov. 30, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forwards valuation available	$ 1,286,576	$ 1,584,475
Valuation Allowances	(1,206,851)	(1,450,737)
Deferred Tax Asset	$ 79,725	$ 133,738